MassMutual Ascend Life Insurance Company

Index Frontier 5 Plus Annuity

With Death Benefit Return of Premium Guarantee

Individual Index-linked Modified Single Premium Deferred Annuity

Supplement Dated June 30, 2026

To the Prospectus and Updating Summary Prospectus Dated May 1, 2026

This supplement is intended to update certain information in the prospectus and updating summary prospectus for the Index Frontier 5 Plus index-linked annuity (“Contract”). All other provisions outlined in your prospectus and updating summary prospectus remain unchanged. Unless otherwise indicated, terms used in this supplement have the same meaning as in your Contract prospectus and updating summary prospectus.

INDEXED STRATEGY AVAILABILITY

First Trust Barclays Edge Indexed Strategy

The First Trust Barclays Edge 10% Buffer with Cap Indexed Strategy will no longer be available as an investment option under the Contract for Terms beginning after July 20, 2026.

Availability of S&P 500 5-Year Strategies in California

The following two Indexed Strategies are available for Contracts issued in California with a Contract Effective Date on or after July 21, 2026:

S&P 500 5-year 10% Buffer with Upside Participation Rate and Cap

S&P 500 5-year 20% Buffer with Upside Participation Rate and Cap

The following two Indexed Strategies will no longer be available for Contracts issued in California with a Contract Effective Date on or after September 7, 2026:

S&P 500 5-year 10% Buffer with Upside Participation Rate

S&P 500 5-year 20% Buffer with Cap

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Effective as of the date of this supplement, Appendix A: Investment Options Available Under the Contract (“Appendix A”) in the prospectus and the updating summary prospectus is deleted and replaced with the following Appendix A to reflect changes to the footnotes addressing the availability of certain strategies in California.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.massmutualascend.com/index-frontier-5-plus. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold. See Appendix D – Financial Intermediary Variations in the prospectus.

Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
S&P 500®	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500®	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500®	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500®	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500®	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500®	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500® [1]	Market Index	5 Year	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500® [1]	Market Index	5 Year	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
SPDR Gold Shares ETF	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	-10% Floor	1% Cap	N/A

[1]

These two 5-year Combination Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in California with a Contract Effective Date before July 21, 2026.

The following 1-year Strategy is available only for Terms beginning on or before July 20, 2026:

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
First Trust Barclays Edge	Market Index	1 Year	10% Buffer	1% Cap	Available

The following 5-year Strategies are available only for certain Contracts as noted:

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
S&P 500® [1]	Market Index	5 Year	10% Buffer	1% Cap	Available
S&P 500® [2]	Market Index	5 Year	10% Buffer	5% Upside Participation Rate	Available
S&P 500® [3]	Market Index	5 Year	20% Buffer	1% Cap	Available

[1]	This Strategy is only available for Contracts issued before February 21, 2026. It is not available for Contracts issued in California.
[2]

This Strategy is only available for Contracts issued before May 21, 2025, unless the Contract is issued in California. It will be available for Contracts issued in California with a Contract Effective Date before September 7, 2026.

[3]

This Strategy is only available for Contracts issued before February 21, 2026, unless the Contract is issued in California. It will be available for Contracts issued in California with a Contract Effective Date before September 7, 2026.

The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The iShares US Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.

The First Trust Barclays Edge is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

Possible Changes in Indexed Strategies.

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor.

Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Strategy	1 Year	0.15%

The interest rate for the Declared Rate Strategy Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. For additional information on the Declared Rate Strategy, see the Declared Rate Strategy section in the prospectus.

If you have any questions about this supplement, please call 1-800-789-6771 or contact your registered representative.

Please retain this supplement for future reference.